Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
Asset Retirement Obligation
We record a liability for the fair value of asset retirement obligations and conditional asset retirement obligations that we can reasonably estimate, on a discounted basis, in the period in which the liability is incurred. We collectively refer to asset retirement obligations and conditional asset retirement obligations as ARO. Typically, we record an ARO at the time the assets are installed or acquired if a reasonable estimate of fair value can then be made. In connection with establishing an ARO, we capitalize the costs as part of the carrying value of the related assets. We recognize an ongoing expense for the interest component of the liability as part of depreciation expense resulting from changes in the value of the ARO due to the passage of time. We depreciate the initial capitalized costs over the useful lives of the related assets. We extinguish the liabilities for an ARO when assets are taken out of service or otherwise abandoned.
During the years ended December 31, 2012 and 2011, we recognized $0.5 million and $0.9 million, respectively, of ARO which is included in other liabilities for specific assets that we intend to retire for operational purposes.
We recorded accretion expense, which is included in depreciation expense, in our consolidated statements of operations of less than $0.1 million, $1.4 million, and $1.2 million for the years ended December 31, 2012, 2011, and 2010, respectively.

No assets were legally restricted for purposes of settling our ARO liabilities during the years ended December 31, 2012 and 2011. The following is a reconciliation of the beginning and ending aggregate carrying amount of our ARO liabilities for years ended December 31, 2012 and 2011, respectively:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Balance at beginning of period	$8,093	$7,249
Additions	452	872
Reductions	—	(920)
Expenditures	(258)	(501)
Accretion expense	32	1,393
Balance at end of period	$8,319	$8,093

In August 2011, we sold an abandoned portion of pipe for which we had recorded an ARO. As a result of this sale, we are no longer responsible for the costs of abandonment on this pipe and have reduced our ARO during 2011 by $0.5 million. In December 2011, we completed the abandonment of the West Cameron Pipeline at a cost of $0.5 million. Upon the completion of this project we reduced our ARO by $0.4 million.